UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21508

              Equipointe Funds

(Exact name of registrant as specified in charter)

              8700 East Northsight Blvd, Scottsdale, AZ             85260

(Address of principal executive offices)               (Zip code)

              Emile Molineaux

              Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2616

Date of fiscal year end:  10/31

Date of reporting period: 1/31/06

Item 1.  Schedule of Investments.

Equipointe Growth and Income Fund
Schedule of Investments
January 31, 2006
(Unaudited)

Number of
Shares				Value
		COMMON STOCK	91.54%

		BUILDING - CONSTRUCTIONS PRODUCTS/MISC.	1.79%
3,100		USG Corporation*+		$ 295,120

		BUILDING - MOBILE/MANUFACTURING & RV	2.37%
4,200		Cavco Industries, Inc.*		178,080
5,200		Fording Canadian Coal Trust+		212,264
				390,344
		BUILDING - RESIDENTIAL\COMMERCIAL	1.00%
3,400		Hovnanian Enterprises, Inc.*		164,628

		CHEMICALS - PLASTICS	0.73%
5,799		PW Eagle, Inc.		120,039

		COMMERICIAL SERVICES - ADVERTISING	0.94%
6,000		Aquantive, Inc.		156,060

		COMMERICIAL SERVICES - MISCELLANEOUS	0.82%
5,000		Resources Connection, Inc.*		135,950

		COMMERICIAL SERVICES - SCHOOLS	0.96%
5,186		Education Management Corp.*		158,795

		COMMERCIAL SERVICES - SECURITY/SAFETY	0.28%
1,900		Lojack Corp.*		46,702

		COMMERCIAL SERVICES - STAFFING	1.20%
4,600		Administaff, Inc.+		197,984

		COMPUTER - INTEGRATED SYSTEMS	2.52%
4,000		MICROS Systems, Inc.*+		184,600
2,600		Quality Systems, Inc.+		230,100
				414,700
		COMPUTER - MANUFACTURERS	1.14%
2,500		Apple Computer, Inc.*+		188,775

		COMPUTER - SERVICES	1.79%
1,000		Cognizant Technology Solutions Corp.- Class A*		52,370
2,500		Infosys Technologies Ltd.- ADR		190,675
2,000		Merge Technologies, Inc.*		52,800
				295,845
		COMPUTER SOFTWARE - ENTERPRISE	0.27%
1,100		Business Objects SA - ADR*		45,650

		COMPUTER SOFTWARE - MEDICAL	1.36%
5,000		Cerner Corp.*+		225,000

		COMPUTER SOFTWARE - SECURITY	1.14%
4,600		Blue Coat Systems, Inc.*+		188,554

		ELECTRONIC - MEASURING INSTRUMENTS	1.13%
3,000		Garmin, Ltd.+		186,630

		ELECTRONIC PRODUCTS - MISCELLANEOUS	1.74%
5,000		Ceradyne, Inc.*+		286,200

		ELECTRONIC - SCIENTIFIC INSTRUMENTS	0.38%
2,200		Applera Corp. - Applied Biosystems Group		62,348

		ELECTRONIC - SEMICONDUCTORS	1.98%
8,000		CREE, Inc.*		209,040
4,000		Intersil Holding Corp. Cl A		116,240
				325,280
		ELECTRONIC - SEMICONDUCTOR EQUIPMENT	0.95%
3,000		Kla-Tencor Corp.+		155,940

		ELECTRONIC - SEMICONDUCTOR MFG.	1.29%
2,000		Sirf Technology Holdings*+		67,380
4,200		Standard Microsystems Corp.*		144,648
				212,028
		ENERGY - OTHER	1.32%
2,500		Arch Coal, Inc.+		216,800

		FINANCE CONSUMER COMMERCIAL	0.53%
3,100		Allied Capital Corp.		88,381

		FINANCE INVESTMENT BROKERS	2.44%
4,000		Investment Technology Group*+		179,920
200		Lehman Brothers Holdings, Inc.+		28,090
10,000		Nomura Holdings, Inc. - ADR		195,100
				403,110
		FINANCE INVESTMENT MANAGEMENT	0.70%
10,000		Friedman Billings Ramsey		115,800

		FINANCE - PUBL INV FD- FOREIGN	0.76%
6,000		Petrofund Energy Trust		125,640

		FINANCE - REIT	5.34%
3,000		First Industiral Realty Trust		117,210
3,100		Hospitality Properties Trust		132,897
4,000		Liberty Property Trust		181,040
5,000		Novastar Financial, Inc.		157,450
6,000		Plum Creek Timber Co. - REIT		221,640
3,200		U Store It		68,416
				878,653
		INSURANCE - PROPERTY/CASUALTY	3.28%
1,000		Chubb Corp.		94,350
10,000		Montpelier Re Holdings		193,000
1,571		Philadelphia Cons. Holdings Corp.*		152,623
6,176		Seabright Insurance Holdings*		101,224
				541,197
		INTERNET - E-COMMERCE	0.80%
7,000		Valueclick, Inc.*+		131,740

		INTERNET - ISP/CONTENT	2.13%
10,000		CNET Networks, Inc.*		150,200
3,200		J2 Global Communications, Inc.*+		152,800
2,000		Tom Online, Inc. - ADR*+		47,660
				350,660
		INTERNET - SOFTWARE	2.58%
5,000		Digital Insight Corp.*+		179,350
2,000		Marchex, Inc. - Cl. B*		48,640
3,000		Websense, Inc.*+		197,790
				425,780

		LEISURE - GAMING	1.51%
3,400		Harrah's Entertainment, Inc.+		250,240

		LEISURE - GAMING/EQUIPMENT	1.36%
7,000		Scientific Games Corp.- Class A*+		224,350

		MEDICAL - DENTAL SERVICES	1.09%
6,000		Immucor, Inc.*		180,300

		MEDICAL - BIOMEDICAL/GENETICS	6.95%
4,000		Celgene Corp.*+		284,600
8,000		Cubist Pharmaceuticals, Inc.*+		173,120
3,000		Genentech, Inc.*		257,760
4,000		Gilead Sciences, Inc.*		243,480
8,000		ViroPharma Inc.*+		185,680
				1,144,640
		MEDICAL - DENTAL SERVICES	1.38%
3,300		Pharaceutical Product Development+		228,294

		MEDICAL - ETHICAL DRUGS	1.04%
6,000		Endo Pharmaceuticals Holdings, Inc.*+		172,200

		MEDICAL - GENERIC DRUGS	3.78%
3,800		Barr Labs, Inc.*+		249,204
8,125		Mylan Labs, Inc.		160,062
5,000		Teva Pharmaceutical Indus. Ltd.		213,150
				622,416
		MEDICAL - HMO	4.35%
3,000		Health Net, Inc.*		148,110
5,000		Sierra Health Services*		198,100
3,000		UnitedHealth Group, Inc.		178,260
2,500		Wellpoint, Inc.*		192,000
				716,470
		MEDICAL - INSTRUMENTS	1.46%
4,000		Varian Medical Systems, Inc.*		240,840

		MEDICAL - PRODUCTS	1.26%
5,000		Kyphon, Inc.*+		207,850

		MEDICAL - WHOLESALE DRUGS	0.55%
1,000		Express Scripts, Inc. Cl-A*+		91,290

		METAL ORES	1.63%
2,500		Cleveland Cliffs, Inc.+		269,625

		METAL PROC & FABRICATION	1.26%
5,000		Aleris International, Inc.*+		208,100

		OIL & GAS - CANADIAN EXPLORATION AND PRODUCTION	1.44%
2,000		Encana Corp.+		99,720
2,000		Ultra Pertoleum Corp.*+		137,580
				237,300
		OIL & GAS - FIELD SERVICES	1.38%
1,500		CAL Dive International, Inc.*+		62,970
4,000		Oil States International, Inc.*+		163,600
				226,570
		OIL & GAS U.S. EXPLORATION AND PRODUCTION	1.06%
2,300		Apache Corp.+		173,719

		OIL & GAS U.S. ROYALTY TRUST	1.78%
5,800		Pengrowth Energy Trust		144,768
3,300		San Juan Basin Royalty Trust		148,765
				293,533
		POLLUTION CONTROL - SERVICES	0.96%
5,000		Waste Management, Inc.		157,900

		RETAIL - APPAREL	1.40%
4,500		JOS. A. Bank Clothiers, Inc.*+		230,715

		RETAIL - DEPARTMENT STORES	1.01%
2,500		Federated Department Stores+		166,575

		RETAIL - MAIL ORDER & DIRECT	0.99%
8,040		Coldwater Creek, Inc.*		164,016

		RETAIL - SUPER/ MINI MARKETS	0.09%
500		Great Atlantic & Pacific Tea*		15,615

		TELECOMMUNICATIONS - EQUIPMENT	2.66%
8,000		Adtran, Inc.		234,640
9,000		Motorola, Inc.		204,390
				439,030
		TRANSPORTATION - AIR FREIGHT	0.74%
3,000		EGL Inc.+		122,730

		TRANSPORTATION - AIRLINE	1.10%
8,000	†	AMR Corp.*+		181,600

		TRANSPORTATION - SERVICES	0.98%
4,000		C H Robinson Worldwide, Inc.		161,840

		TRUCKS & PARTS - HEAVY DUTY	0.84%
2,000		Paccar, Inc.+		139,200

		UTILITY - WATER SUPPLY	1.36%
8,000		Aqua America, Inc.+		225,280

		WIRELESS SERVICE	0.23%
800		NII Holdings, Inc.*		39,568

		TOTAL COMMON STOCK (Cost $14,008,872)		15,062,140

		PUT OPTIONS PURCHASED	0.00%
20		Meridian Gold, Inc., $20, February 2006		50
14		USG Corp., $70, February 2006		280
		TOTAL PUT OPTIONS (Cost $391)		330

		PREFERRED CONVERTIBLE	1.11%
10,000		General Motors Corporation, 6.25%		182,500
		TOTAL PREFERRED CONVERTIBLE (Cost $171,470)

		TOTAL INVESTMENTS (Cost $14,180,733)	92.65%	15,244,970
		Cash and Other Assets less Liabilities	7.35%	1,208,761

		TOTAL NET ASSETS	100.00%	$ 16,453,731

	*	Non-income producing security
	+	All or a portion of this security has been segregated to cover call options written
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust

Number of				Unrealized
Contracts		FUTURES CONTRACTS		Appreciation
49		E-Mini NASDAQ 100 Contracts maturing
		March 2006 (Underlying Face Amount at
		Value $1,688,540)		$ (3,430)
27		E-Mini S&P 500 Contracts maturing
		March 2006 (Underlying Face Amount at
		Value $1,713,825)		19,035
		TOTAL FUTURES CONTRACTS		$ 15,605

At January 31, 2006, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost				1,179,322
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value				(115,085)
Net unrealized appreciation				1,064,237

Equipointe Growth and Income Fund
Schedule of Call Options Written
January 31, 2006
(Unaudited)
Number of
Contracts	Security, Exercise Price, Expiration Date	Value
80	AMR Corp., $22.50, May 2006	$ 24,800
40	Administaff, Inc., $45, April 2006	11,800
40	Aleris International Inc., $35, February 2006	21,600
23	Apache Corp., $75, April 2006	11,730
25	Apple Computer Inc., $80, April 2006	12,500
80	Aqua America Inc., $30, March 2006	2,000
25	Arch Coal Inc., $85, February 2006	9,500
38	Barr Labs Inc., $70, April 2006	8,930
16	Blue Coat Systems, Inc., $50, April 2006	2,640
15	CAL Dive International, Inc., $37.50, March 2006	8,700
40	Celgene Corp.., $75, April 2006	15,600
20	Ceradyne Inc., $50, March 2006	16,600
30	Ceradyne Inc., $45, March 2006	41,100
50	Cerner Corp., $47.50, March 2006	5,750
25	Cleveland Cliffs, Inc., $100, April 2006	32,500
40	Cubist Pharmaceuticals, Inc., $22.50, February 2006	1,600
10	Digital Insight Corp., $35, May 2006	3,600
30	EGL Inc., $35, May 2006	21,600
20	Encana Corp., $50, February 2006	3,200
60	Endo Pharmaceuticals Holdings, $35, July 2006	3,600
10	Express Scripts Inc., $90, March 2006	5,800
25	Federated Department Stores, $75, May 2006	3,625
52	Fording Canadian Coal Trust, $40, March 2006	13,260
30	Garmin Ltd., $55, April 2006	11,400
34	Harrah's Entertainment, Inc., $75, May 2006	11,560
40	Investment Technology Group, $35, April 2006	40,800
32	J2 Global Communications, Inc., $50, March 2006	5,600
25	JOS A Blank Clothiers, Inc., $50, April 2006	12,775
20	JOS A Blank Clothiers, Inc., $55, April 2006	5,500
30	Kla-Tencor Corp., $52.50, March 2006	7,050
40	Kyphon Inc., $40, March 2006	15,200
2	Lehman Brothers Holding, $135, April 2006	2,000
40	MICROS Systems, $50, March 2006	4,400
40	Oil States International Inc., $35, March 2006	26,800
20	Paccar Inc., $75, May 2006	3,400
23	Pharaceutical Product Develop, $65, April 2006	14,950
25	Quality Systems, Inc., $85, March 2006	17,500
30	Scientific Games, $30, April 2006	9,000
20	SiRF Technology Holdings, $30, March 2006	9,800
20	Tom Online Inc.-ADR., $22.50, June 2006	7,800
31	USG Corp., $70, February 2006	83,700
20	Ultra Pertoleum Corp., $65, March 2006	13,800
50	Valueclick, Inc., $20, March 2006	5,500
80	ViroPharma, Inc., $20, February 2006	27,200
30	Websense, Inc., $65, April 2006	18,000

	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $438,635)	$ 635,770

Investment Valuation:  Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange for which there were no transactions on a given day or securities not listed on a national securities exchange or NASDAQ are valued at the most recent bid prices.  Other exchange-traded securities (generally foreign securities) will be valued based on market quotations.  Any securities or other assets for which market quotations are not readily available or for which the Adviser believes do no reflect market value are valued at fair value as determined in good faith and in accordance with valuation and pricing procedures approved by the Board of Trustees.  Short-term fixed income securities (securities with an original maturity of no more than 365 days) held by a Fund are generally valued on an amortized cost basis, which approximates market value.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equipointe Funds

By (Signature and Title)

        /s/ Mark A. Seleznov

       Mark A. Seleznov, President

Date      3/30/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/ Mark A. Seleznov

        Mark A. Seleznov, President

Date  3/30/2006

By (Signature and Title)

       /s/ Alex B. Seleznov

       Alex B. Seleznov, Treasurer

Date      3/30/2006